FIXED ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2015
FIXED ASSETS - NET [Abstract]
Schedule of fixed assets
in millions of $	As of December 31,
	2014	2015

Land and buildings	53.7	218.9
Plant and machinery	118.2	593.4
Furniture, fixtures and office equipment	12.7	23.6
Others	-	0.4
	184.5	836.3
Less: Accumulated depreciation	(75.1)	(120.7)
	109.4	715.6
Construction-in-progress	38.4	161.7
	147.8	877.3

Schedule of carrying amounts of fixed assets held under capital leases
in millions of $	As of December 31,
	2014	2015

Plant and machinery	12.1	-
Less: accumulated depreciation	(5.4)	-

	6.7	-